CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)		Dec. 31, 2014 ILS		Dec. 31, 2013 USD ($)		Dec. 31, 2013 ILS		Dec. 31, 2014 Ordinary B shares [Member] ILS	Dec. 31, 2013 Ordinary B shares [Member] ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Allowance for doubtful accounts	$ 2,294				$ 2,690
Statement [Line Items]
Ordinary shares, par value per share			0.85				0.85		0.85	0.85
Ordinary shares, shares authorized	0	[1]	0	[1]	52,941,177	[1]	52,941,177	[1]	105,882,354	52,941,177
Ordinary shares, shares issued	0	[1]	0	[1]	25,766,321	[1]	25,766,321	[1]	35,983,474	3,220,268
Ordinary shares, shares outstanding	0	[1]	0	[1]	25,762,141	[1]	25,762,141	[1]	35,979,294	3,220,268
Treasury stock, shares	4,180		4,180		4,180		4,180

[1]	Adjusted to reflect reverse split and share dividend (See Note 1(b))